SHARE CAPITAL (Details Narrative)								1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 01, 2026 CAD ($)	Jun. 09, 2026 USD ($) shares	Jun. 09, 2026 CAD ($) shares	Feb. 23, 2026 CAD ($) shares	Jul. 21, 2025 CAD ($) shares	Jun. 12, 2025 CAD ($) shares	May 05, 2025 CAD ($) shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($) shares Segments	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares				$ 68,277,951	$ 34,279,276	$ 18,758,889	$ 4,973,404
Issuance cost				8,136,847
Equity				5,729,246					$ 148,870,160	$ 22,985,531	$ 148,870,160	$ 96,596,795	$ 22,985,531	$ 96,596,795	$ 4,621,783
Other expenses				2,412,431
Issuance cost						2,258,143	829,316				2,752,726	2,811,893	2,263,282
Net proceeds from issue of ordinary shares				60,141,104	30,178,469	16,500,747	$ 4,144,088
Number of warrants convertible to shares | shares							100,000
Issuance cost					4,100,807				2,066		2,414,497
Share issue costs											$ 5,167,222		$ 2,318,926
Number of options, granted											0
Number of RSUs granted | shares											1,693,484
Fair value of RSU granted											$ 6,158,613
Issued capital									295,905,990		295,905,990	229,698,507		$ 229,698,507
Share based payment expense									4,924,215	375,452	$ 5,168,279		$ 664,334
Weighted average remaining contractual life of warrants											3 years 7 months 6 days			4 years 6 months
Shares issued for the exercise of warrants											$ 19,367,257	$ 56,215,682	4,175,807
Revenue									2,664,237	2,115,255	4,976,590		3,662,970
Expense									$ 16,116,460	4,974,316	$ 24,079,682		8,885,349
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares									278,018		278,018			216,738
Number of RSUs granted | Segments											1,270,113
Employee benefits expense											$ 2,699,672
Share based payment expense									$ 4,808,448	$ 374,439	5,053,133		$ 662,307
Share based payment expense									4,530,430		4,775,115
Restricted stock units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital									400,000,000		400,000,000
Restricted stock units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Issued capital									$ 500,000,000		$ 500,000,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Description of exercisable and vesting requirements											Each RSU is exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months to 3 years from the grant date.
Number of RSUs issued | shares											723,704
RSU's with fair value											$ 5,706,818
Number of RSU issuance | shares											2,018,983
Fair value of RSU issuance											$ 8,612,096
Vesting description											vest over 1-3 years
Number of RSUs granted | shares											2,018,983			450,964
Performance based RSU’s [member]
IfrsStatementLineItems [Line Items]
Number of RSUs issued | shares											1,295,279
RSU's with fair value											$ 2,905,278
Number of RSUs granted | shares											1,270,113
Fair value of RSU granted											$ 2,699,672
Performance based RSU’s [member] | Non-CEO executives [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted | Segments											25,166
Employee benefits expense											$ 205,606
Non-performance based RSU’s [member]
IfrsStatementLineItems [Line Items]
Vesting description											representing 25% of the total grant, vested on grant, with the remaining performance RSUs representing 75% of the grant, vesting 25% per anniversary over 3 years
Number of RSUs granted | shares											423,371
Fair value of RSU granted											$ 3,458,941
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Issuance cost				2,976,520		632,798	$ 163,757
Issuance cost					$ 1,429,172
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares				48,033,503		18,082,472	$ 4,545,997
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares							100,000
Proceeds from issue of ordinary shares				$ 20,244,448		$ 676,418	$ 427,407
Common stock [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares				5,030,000	4,672,895	5,500,000	1,715,000
Shares issued for the exercise of warrants, shares | shares					11,712,347
Share issue costs								$ 140,000
Common stock [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Prefunded warrants | shares				2,120,000
Overallotment shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares							100,000
Issuance cost							$ 28,030
Net proceeds from issue of ordinary shares							265,970
Shares issued for financing cost							$ 294,000
Compensation warrants [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											90% of the shares will be placed
Compensation warrants [member] | 6 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 6 months after the exercise date
Compensation warrants [member] | 12 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 12 months after the exercise date
Compensation warrants [member] | 18 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 18 months after the exercise date
Compensation warrants [member] | 24 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 24 months after the exercise date
Compensation warrants [member] | 30 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 30 months after the exercise date
Compensation warrants [member] | 36 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued											15% 36 months after the exercise date
Compensation warrants [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants, shares | shares		386,670	386,670
Shares issued for the exercise of warrants		$ 2,500,000
Compensation warrants [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants, shares | shares		309,336	309,336
Shares issued for the exercise of warrants		$ 2,500,000
Revenue		1,500,000
Share issued for maximum portion to settle in shares value		$ 2,000,000
Compensation warrants [member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants			$ 2,143,389
Description on grant discount for lack of marketability rate		on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.	on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.
Compensation warrants [member] | First Tranche [Member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Expense	$ 115,767
Compensation warrants [member] | Second Tranche [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants			$ 2,236,343
Description on grant discount for lack of marketability rate		on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.	on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.
Warrants on cash portion		$ 576,322
Warrants on shares portion		$ 1,660,021